SIGNIFICANT ACCOUNTING POLICIES (Property, plant and equipment, net) (Details)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Estimated useful life method	Over the shorter of the term of the lease or the life of the asset
Machinery and Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation (in percent)	10.00%
Machinery and Manufacturing Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation (in percent)	4.00%
Machinery and Manufacturing Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation (in percent)	33.00%
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation (in percent)	7.00%
Office Equipment and Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation (in percent)	7.00%
Office Equipment and Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation (in percent)	33.00%
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation (in percent)	20.00%
Motor Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation (in percent)	10.00%
Motor Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation (in percent)	30.00%
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation (in percent)	4.00%
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation (in percent)	5.00%